Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of RSAs Activity Under the 2020 Plan

The following table summarized the Company’s RSAs activity under the 2020 Plan:

		Weighted average
	Number of RSAs*	grant date fair value*
Unvested, January 1, 2022	53,867	$75.60
Granted	172,333	31.06
Vested	(60,534)	37.67
Forfeited	(32,600)	54.55
Unvested, December 31, 2022	133,066	40.34
Granted	-	-
Vested	(25,572)	31.31
Forfeited	(16,075)	65.00
Unvested, December 31, 2023	91,419	38.52
Granted	-	-
Vested	-	-
Forfeited	(53,130)	41.25
Unvested, December 31, 2024	38,289	$34.73

*	Retrospectively adjusted for the effect of the Reverse Stock Split on November 20, 2022. See Note 12.